Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax liabilities:
Net deferred income tax liabilities	$ (19,034)	$ (22,426)
Property and equipment [Member]
Deferred income tax assets:
Property and equipment	258	68
Provision for reclamation liabilities [Member]
Deferred income tax assets:
Property and equipment	822	70
Financing costs [Member]
Deferred income tax assets:
Property and equipment	2,480	622
Non-capital loss carryforwards [Member]
Deferred income tax assets:
Property and equipment	28,664	25,347
Mineral interests [Member]
Deferred income tax liabilities:
Net deferred income tax liabilities	$ (51,258)	$ (48,533)